Related Party Transactions - Schedule of Forth Major Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Zhao Yun [Member]
Schedule of Forth Major Related Parties [Line Items]
Relationship with the Company	Independent Director and Chairman of the Remuneration Committee of the Company